Land, Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Components [Table Text Block]
Land, property, plant and equipment consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$
Land	23,260	-	-
Buildings	3,822,048	3,899,140	567,106
Machinery and equipment	12,118,073	12,292,124	1,787,815
Furniture and fixtures	87,781	86,778	12,621
Motor vehicles	67,918	52,527	7,641
Less: Accumulated depreciation	(7,050,349)	(7,304,336)	(1,062,372)
Less: Impairment	(6,481,088)	(6,447,777)	(937,790)
Subtotal	2,587,643	2,578,456	375,021
Construction in progress	100,266	203,653	29,620
Total land, property, plant and equipment, net	2,687,909	2,782,109	404,641

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As of the acquisition date, the major assets and liabilities measured at fair value is as follows:

As of the acquisition date
RMB
Assets acquired:
Cash and cash equivalents	200
Construction in progress	160,556
Property, plant and equipment	42,892
Land use rights	199,483
Total assets acquired	403,131
Liabilities:
Accounts payable	99,177
Amount due to the Company (note(i))	165,902
Total Liabilities assumed	265,079
Total fair value of net assets	138,052

Note (i): Amount due to the Company, with an amount of RMB 165,902, represents the amount the Company lent to TJ International Trading and TJ Greens Food when they purchased property, plant and equipment, land use right, etc. before the acquisition date.

Schedule Of Depreciation Expense On Property Plant And Equipment Allocation [Table Text Block]
Depreciation expense on property, plant and equipment and project assets was allocated to the following expense items:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Cost of revenues	839,005	451,015	275,414	40,057
Selling expenses	5,048	2,205	845	123
General and administrative expenses	32,232	26,792	13,639	1,984
Research and development expenses	11,107	6,501	2,955	430
Total depreciation expense	887,392	486,513	292,853	42,594

Schedule Of Capitalized Interest Cost [Table Text Block]
The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Interest cost capitalized	880	-	-	-
Interest cost charged against income	663,217	663,718	655,884	93,394
Total interest cost incurred	664,097	663,718	655,884	93,394